Other	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other
22. Other
The Company is subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of management, the ultimate outcome of these matters will not be material to the Company’s combined financial position, results of operations or cash flows.